Document And Entity Information	Oct. 19, 2026
Document Information [Line Items]
Entity, Registrant Name	FRANKLIN FINANCIAL SERVICES CORPORATION
Document, Type	8-K
Document, Period End Date	Nov. 02, 2026
Entity, Incorporation, State or Country Code	PA
Entity, File Number	001-38884
Entity, Tax Identification Number	25-1440803
Entity, Address, Address Line One	1500 Nitterhouse Drive
Entity, Address, City or Town	Chambersburg
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	17201
City Area Code	(717)
Local Phone Number	264-6116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	FRAF
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000723646